Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 07, 2014	Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	SON
Entity Registrant Name	SONOCO PRODUCTS CO
Entity Central Index Key	0000091767
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		102,277,365
Entity Public Float			$ 3,448,286,908